Share-Based Compensation - Summary of Dean Foods Restricted Stock Unit Activity (Detail) (Dean Foods Net Investment [Member], Restricted Stock Units [Member])	12 Months Ended
Dec. 31, 2013
Dean Foods Net Investment [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	786,710
RSUs issued	20,235
RSUs cancelled or forfeited	(60,747)
Shares issued upon vesting of RSUs	(352,352)
RSUs transferred	33,636
RSUs converted to WhiteWave RSUs at Distribution	(427,482)